LOANS	12 Months Ended
Dec. 31, 2021
LOANS [Abstract]
LOANS
13.	LOANS

Short-term and long-term loans as of December 31, 2021 and 2020 comprise the following:

	2021	2020
Current Loans
2018 Notes Interest	551,898	689,346
Leasing (Note 21)	628,707	724,624
Total Current loans	1,180,605	1,413,970
Non Current Loans
2018 Notes	49,004,951	61,161,618
Leasing (Note 21)	2,393,806	3,641,637
Total non current loans	51,398,757	64,803,255
Total (1)	52,579,362	66,217,225

(1)	As of December 31, 2021 and 2020, it is net of Notes repurchase of Ps 2,302,366 and Ps. 2,233,474, respectively.
(2)	Net of issuance expenses of Ps. 52,683 and Ps. 113,602 as of December 31, 2021 and 2020, respectively.

Loans are totally denominated in US dollars.

The activity of the loans as of December 31, 2021 and 2020 is the following:

	2021		2020
	Leases liabilities	Other payables	Leases liabilities	Other payables
Beginning balance	4,366,261	61,850,964	4,885,463	64,124,789
Inflation adjustment restatement	(1,624,395)	(23,100,500)	(1,924,738)	(18,908,348)
Accrued interest	291,753	3,758,762	365,787	4,174,649
Effect of foreign exchange effect	888,236	11,342,907	1,735,430	20,762,265
VAT unpaid installments	13,456	-	16,617	-
Notes repurchase result	-	414,204	-	(602,794)
Payment of loans	-	-	-	(2,043,917)
Principal payments of lease liabilities(1)	(597,517)	-	(288,252)	-
Cost of repurchase of notes	-	(959,594)	-	(1,509,131)
Interest paid(2)	(315,281)	(3,749,894)	(424,046)	(4,146,549)
Ending balance	3,022,513	49,556,849	4,366,261	61,850,964

(1)	For the years ended on December 31, 2021 and 2020, Ps. 597,517 and Ps. 288,252 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).
(2)	For the years ended on December 31, 2021 and 2020, Ps. 315,281 and Ps. 424,046, respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).

The maturities of the current and non-current loans as of December 31, 2021 are as follows, not including issuance expenses:

		To due
	Due at 12/31/2021	From 1/01/2022 to 12/31/2022	From 1/01/2023 to 12/31/2023	From 1/01/2024 to 12/31/2024	From 1/01/2025 to 12/31/2025	From 1/01/2026 onwards	Total
2018 Notes	-	551,898	-	-	49,004,951	-	49,556,849
Financial Leasing	77,433	551,274	597,499	647,668	702,049	446,590	3,022,513
Total	77,433	1,103,172	597,499	647,668	49,707,000	446,590	52,579,362

The following table sets reconciliation between the total of future minimum lease payments as of December 31, 2021, and their present book value:

12/31/2021
As of 12/31/2022	845,777
From 1/01/2023 to 12/31/2023	768,448
From 1/01/2024 to 12/31/2024	768,448
From 1/01/2025 to 12/31/2025	768,448
From 1/01/2026 onwards	459,056
Total minimum future payments	3,610,177
Future financial charges on financial leases	(587,664)
Book Value financial leases	3,022,513

Description of the indebtedness of the Company

Class 2 Notes (“2018 Notes”)

The Ordinary General Shareholders’ Meeting held on April 26, 2017, ordered the increase of up to US$ 700,000,000 (or its equivalent in other currencies) of the 2017 Program authorized by the CNV by Resolution No. 17,262 dated January 3, 2014, whose amount until the Shareholders´ Meeting was held was US$ 400,000,000 (the “2017 Program”).

On May 2, 2018, within the framework of the 2017 Program, the Company issued the 2018 Notes according to the following characteristics:

2018 Notes
Amount in U.S.$	500,000,000
Interest Rate	6.75% annual
Issuance price	99.725%

	Scheduled payment date	Percentage of the principal to be paid
Amortization	May 2, 2025	100%
Frequency of interest payment	Semiannual, payable on May 2 and November 2 of each year.
Guarantor	None

The authorization for the public offering of the 2017 Program was granted by the CNV through Resolutions No. 17,262 and 18,938 dated January 3, 2014 and September 15, 2017, respectively. On October 31, 2018, through Disposition No. DI-2018-55-APN-GE#CNV, the CNV granted the extension of the 2017 Program until January 3, 2024.

The Ordinary General Shareholders´ Meeting held on August 15, 2019 decided to increase the 2017 Program from US$ 700 million to US$ 1,200 million. This increase was authorized by the CNV on October 9, 2019 through Resolution RESFC-2019-20486-APN-DIR # CNV.

Funds obtained by the Company are applied to:

i. The repurchase of the Class 1 Notes (the “2014 Notes”) for U.S.$ 86,511,165;

ii. the cancellation and total redemption of the 2014 Notes for U.S.$ 120,786,581;

iii. the balance of net funds to make investments in capital expenditures.

The value of the financial debt is based on its amortized cost calculated as cash flows discounted at an effective rate of 7.088%.
During 2021 and 2020, the Company repurchased its marketable debt for a nominal value of USD 4.8 million and USD 17.6 million for which it paid Ps. 959,587 and Ps. 2,275,629, respectively. These transactions generated a result of (Ps. 414,204) and Ps. 602,794, respectively, recognized in the financial results of the Statement of Income.

Covenants

As of December 31, 2021, the Company has complied with a series of restrictions derived from its current financial agreements, which include, among others, those related to obtaining new loans, payment of dividends, granting of guarantees, disposal of certain assets and make certain transactions with related parties.

The Company may contract new debts under the following conditions, among others:

a. To the extent that after the new debt has been incurred (i) the consolidated coverage ratio (calculated as the quotient of the consolidated adjusted EBITDA -earnings before financial results, income tax, depreciation and amortization- and the consolidated interest expense) is equal or higher than 2.0:1; and (ii) the consolidated debt ratio (calculated as the quotient of the consolidated debt and the consolidated EBITDA) is equal to or lower than 3.75:1.

b. For the refinancing of the outstanding financial debt.

c. Originated by customer advances.

The Company may pay dividends under the following conditions: (i) the Company is not in default under 2018 Notes, and (ii) immediately after any dividend payment, the Company may incur new debts according to the provisions in point a. of the preceding paragraph.

Lease liability

Corresponds to the financing obtained for the acquisition of the corresponding assets to the treatment and compression plant located in the area of Río Neuquén. Said agreement was concluded on August 11, 2016 with Petrobras (currently Pampa Energía) and consists of the payment of 119 consecutive monthly installments of U.S.$ 623,457 without taxes and an option to purchase for the same amount payable at the end of the 120th month of the effectiveness of the contract.

Pre-export finance

On November 5, 2019, the Company agreed with Itaú Unibanco S.A. the granting of a loan for US $ 17 million in order to pre-finance the exports of propane, butane and natural gasoline made. The characteristics of this loan are as follows:

Amount in US$	17,000,000
Interest Rate	LIBOR + 1.95%
	Scheduled payment date	Percentage of the principal to be paid
Amortization	March 4, 2020	100%
Frecuency of interest payment	Monthly, payable on December 4, 2019, January 6, 2020, February 4, 2020 and March 4, 2020
Guarantor	US Treasury bills *

This loan was totally repaid at the maturity date.